Business Segment Data - Technology Segment Information (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 476	$ 456	$ 223	$ 700	$ 447	$ 764	$ 1,117
Interest income	290	198	56	514	142	333	143
Cost of sales	2,861	3,752	0	3,045	0	777	0
General and administrative	18,569	29,652	8,379	38,245	16,283	26,608	17,589
Research and development	6,068	5,340	1,764	12,321	3,433	5,978	4,001
Sales and marketing	2,208	2,009	1,366	4,304	2,549	4,178	3,205
Interest expense	2,937	1,330	99	4,699	590	1,633	1,367
Income tax benefit	(2,220)	(3,282)	0	(3,619)	0	432	0
Goodwill impairment	113,344	0	0	346,557	0	0
Other	64	57	0	43	0	64	0
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	(84,227)	(61,754)	(7,288)	(227,224)	(12,507)	(16,436)	(30,845)
Technology
Segment Reporting Information [Line Items]
Revenue	254	233	0	255	0	95	0
Interest income	0	0	0	4	0	7	14
Cost of sales	2,861	3,752	0	3,045	0	777	0
Employee costs	3,517	3,933	2,701	7,804	5,330	8,076	6,849
Facilities, equipment & supplies	80	121	181	461	399	581	499
General and administrative	840	751	143	3,235	286	398	296
Outside services	501	390	175	809	412	842	844
Research and development	3,678	3,224	690	8,023	1,343	2,711	1,443
Sales and marketing	148	193	194	432	357	442	288
Depreciation expense	156	6	64	301	69	99	8
Interest expense	190	90	55	317	491	564	1,039
Income tax benefit	(2,645)	(3,637)	0	(4,104)	0	432	0
Goodwill impairment	113,344		0	346,557	0
Other	91	168	106	195	1,750	1,832	(635)
Total Operating Expenses	122,761	8,991	4,309	367,075	10,437	16,754	10,631
Net Loss Attributable to Innventure, Inc. Stockholders / Innventure LLC Unitholders	$ (122,507)	$ (8,758)	$ (4,309)	$ (366,816)	$ (10,437)	$ (16,652)	$ (10,617)